INCOME TAXES - SCHEDULE OF INCOME TAXES (PAYABLE) RECEIVABLE AND DEFERRED TAX (LIABILITIES) ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Income Taxes (Payable) Receivable and Deferred Tax (Liabilities) Assets
Other current assets	$ 41,352	$ 26,793
Income taxes payable	(33,528)	(33,692)
Net income taxes receivable	3,651
Net income taxes (payable)		(38,364)
Deferred income taxes	(228,798)	(348,773)
Net deferred tax liabilities	(226,287)	(346,803)
Other current assets
Income Taxes (Payable) Receivable and Deferred Tax (Liabilities) Assets
Other current assets	41,352	26,793
Other non-current assets
Income Taxes (Payable) Receivable and Deferred Tax (Liabilities) Assets
Other non-current assets	1,615	1,564
Other non-current assets	2,511	1,970
Accrued expenses and other current liabilities
Income Taxes (Payable) Receivable and Deferred Tax (Liabilities) Assets
Accrued expenses and other current liabilities	(5,788)	(33,029)
Income taxes payable
Income Taxes (Payable) Receivable and Deferred Tax (Liabilities) Assets
Income taxes payable	(33,528)	(33,692)
Deferred income taxes
Income Taxes (Payable) Receivable and Deferred Tax (Liabilities) Assets
Deferred income taxes	$ (228,798)	$ (348,773)